Putnam VT High Yield Fund
The fund's portfolio
3/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (83.0%)(a)
		Principal amount	Value
Advertising and marketing services (1.0%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		$445,000	$442,775
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		60,000	56,558
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		580,000	507,964
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		280,000	293,279
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		260,000	250,240

			1,550,816
Automotive (0.7%)
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		235,000	242,048
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	410,000	478,608
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		$305,000	288,561

			1,009,217
Broadcasting (1.5%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		555,000	572,421
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		400,000	262,288
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		252,569	141,092
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		240,000	218,679
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		350,000	291,835
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		380,000	347,651
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		200,000	203,752
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		145,000	143,382

			2,181,100
Building materials (3.3%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		295,000	276,190
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		295,000	265,180
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		220,000	217,797
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		525,000	539,308
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		515,000	520,150
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	110,000	124,619
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		$370,000	346,900
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		200,000	200,268
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		325,000	287,534
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		495,000	455,549
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	100,913
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$35,000	29,346
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		210,000	203,706
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		30,000	28,631
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		630,000	566,083
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		665,000	652,264
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		150,000	149,854

			4,964,292
Capital goods (7.2%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	82,359
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$280,000	225,694
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		295,000	185,850
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		540,000	581,175
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		164,000	164,115
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		175,000	180,203
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		156,000	158,245
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		50,000	50,063
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		260,000	277,622
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		335,000	347,879
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		210,000	228,685
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		477,000	477,425
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		215,000	217,930
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	115,000	123,120
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$275,000	277,020
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		155,000	162,613
ESAB Corp. 144A company guaranty sr. unsec. notes 6.25%, 4/15/29		45,000	45,169
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		240,000	225,706
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		115,000	117,854
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		755,000	671,718
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		235,000	217,351
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		540,000	494,035
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		420,000	427,771
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		235,000	235,355
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		115,000	117,013
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		395,000	411,788
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		135,000	123,609
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	182,617
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		490,000	479,392
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		505,000	564,876
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		115,000	125,441
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		235,000	221,861
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	211,500	220,814
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		$470,000	437,199
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		70,000	72,139
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		290,000	295,625
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		355,000	359,438
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		305,000	308,139
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	210,000	217,890
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$220,000	204,697
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		90,000	91,457
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		90,000	90,925

			10,699,877
Chemicals (3.9%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		415,000	425,503
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		650,000	581,663
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		380,000	331,631
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		245,000	220,806
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		355,000	319,656
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	155,000	155,851
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$220,000	234,348
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		520,000	471,767
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		380,000	347,813
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		110,000	114,105
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		525,000	489,048
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		415,000	384,230
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		240,000	231,900
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		350,000	313,928
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		420,000	387,868
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		355,000	358,550
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		505,000	451,919

			5,820,586
Commercial and consumer services (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		305,000	279,432
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		370,000	374,735
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 6.625%, 7/15/26		60,000	59,961
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		340,000	292,544
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		580,000	504,800
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		365,000	382,087
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		235,000	208,374
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		80,000	81,700
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		65,000	58,178
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		395,000	353,580
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		213,000	213,512
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		395,000	373,502
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		310,000	303,669
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		475,000	459,253

			3,945,327
Communication services (5.6%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		205,000	168,724
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		230,000	156,109
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		400,000	284,097
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		280,000	189,289
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		255,000	204,917
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		675,000	617,927
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,010,000	867,227
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		550,000	448,868
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		315,000	308,787
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		635,000	635,990
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 6.50%, 2/1/29		375,000	317,742
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		515,000	442,963
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		425,000	224,984
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		305,000	288,541
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		275,000	114,699
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		165,000	129,922
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		530,000	288,066
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		450,000	435,661
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		295,000	301,851
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		275,000	281,188
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		295,000	138,650
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		295,000	213,875
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		475,000	401,925
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		245,000	211,275
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		240,000	206,100
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		420,000	413,940

			8,293,317
Construction (1.6%)
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		255,000	231,287
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		135,000	136,996
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		320,000	286,998
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		195,000	195,805
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		400,000	432,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		230,000	215,857
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		230,000	230,575
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		350,000	372,750
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28		225,000	219,905

			2,322,673
Consumer (0.3%)
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		455,000	445,921

			445,921
Consumer staples (4.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		400,000	356,401
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		500,000	475,714
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		215,000	208,076
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		435,000	419,851
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31		30,000	29,951
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		190,000	203,225
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	445,000	478,264
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$330,000	298,786
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		380,000	385,225
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		310,000	293,356
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		245,000	248,795
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		470,000	422,019
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		500,000	491,094
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26		270,000	245,036
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		325,000	325,007
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		370,000	337,367
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		185,000	164,602
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		275,000	259,521
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		330,000	173,320
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		300,000	299,176
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		120,000	124,888
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		215,000	204,090
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		180,000	172,563

			6,616,327
Energy (oil field) (0.5%)
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		280,000	279,484
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		375,000	375,892
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		145,000	146,994

			802,370
Entertainment (2.1%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		315,000	303,975
Churchill Downs, Inc. 144A company guaranty sr. unsec. notes 6.75%, 5/1/31		60,000	60,335
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		330,000	312,395
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		230,000	227,478
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		160,000	161,749
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		150,000	158,250
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		215,000	222,525
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)		210,000	265,075
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		205,000	212,991
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		500,000	536,283
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		75,000	75,597
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		210,000	208,113
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		75,000	72,378
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		340,000	344,457

			3,161,601
Financials (7.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		275,000	269,289
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		560,000	565,611
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		370,000	412,140
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		615,000	516,652
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		265,000	289,452
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		335,000	318,898
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		140,000	140,387
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		360,000	303,654
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		440,000	473,256
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		150,000	164,166
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		405,000	413,606
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		95,000	104,144
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		365,000	396,938
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		320,000	310,489
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		130,000	134,228
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		730,000	750,219
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32		215,000	216,448
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	140,678
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		580,000	593,709
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		275,000	249,983
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		385,000	360,200
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		328,000	326,028
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		70,000	71,248
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		45,000	45,712
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		380,000	377,398
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		355,000	327,435
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		160,000	162,903
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		615,000	616,975
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		185,000	173,939
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		320,000	328,814
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		255,000	252,023
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		345,000	334,070
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		110,000	113,280
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		200,000	200,000
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		255,000	230,276
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		260,000	219,079
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32		210,000	210,263

			11,113,590
Forest products and packaging (2.4%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		575,000	533,448
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	215,000	214,607
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$250,000	222,334
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		370,000	345,950
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		320,000	303,492
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	240,000	133,509
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$245,000	222,694
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		465,000	461,296
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		350,000	356,563
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		275,000	241,717
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		170,000	185,727
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		325,000	303,183

			3,524,520
Gaming and lottery (3.6%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		545,000	500,826
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		65,000	65,572
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		520,000	533,772
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		635,000	579,038
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		375,000	371,511
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		70,000	72,793
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		540,000	554,346
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		615,000	593,475
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		100,000	85,995
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		360,000	348,028
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		100,000	101,017
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		320,000	287,614
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		305,000	287,321
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		35,000	34,280
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		520,000	538,200
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		435,000	412,098

			5,365,886
Health care (6.1%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		33,000	32,340
athenahealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		440,000	402,432
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		235,000	243,145
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		225,000	140,195
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		280,000	152,797
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		165,000	141,470
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		285,000	270,573
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		160,000	142,400
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		220,000	200,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		160,000	164,803
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		52,000	51,895
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		35,000	30,576
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		225,000	207,090
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		240,000	168,295
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		510,000	415,860
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		345,000	349,827
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		470,000	437,823
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		640,000	582,532
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		230,000	217,389
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28		375,000	349,459
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		250,000	248,129
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		460,000	447,598
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		225,000	194,860
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		175,000	155,042
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		370,000	361,907
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		230,000	213,790
Tenet Healthcare Corp. company guaranty sr. unsec. notes 6.125%, 10/1/28		45,000	44,839
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		795,000	793,176
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	225,000	233,049
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$525,000	537,796
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		270,000	295,988
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	214,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		580,000	557,369

			8,999,394
Homebuilding (0.8%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		208,800	185,922
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		460,000	485,361
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		14,000	9,914
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		140,000	139,838
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		250,000	238,743
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		155,000	153,916

			1,213,694
Lodging/Tourism (2.0%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		105,000	109,513
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		465,000	508,599
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29		150,000	148,006
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		395,000	390,946
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		230,000	250,898
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		575,000	549,493
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		450,000	448,856
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		395,000	431,976
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		160,000	160,692

			2,998,979
Media (0.2%)
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		315,000	281,370

			281,370
Metals (3.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		525,000	569,863
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		335,000	346,264
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		160,000	148,227
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		90,000	84,690
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		435,000	428,321
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		256,000	257,440
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		165,000	148,670
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		130,000	119,697
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		250,000	248,248
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	149,563
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		$265,000	257,381
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		540,000	533,914
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		375,000	370,690
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		240,000	206,161
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	129,167
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	100,000	101,285
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		$515,000	470,061
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		230,000	232,323

			4,801,965
Oil and gas (10.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		190,000	193,973
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		96,000	98,598
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		255,000	266,459
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		630,000	666,225
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		615,000	615,231
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		175,000	175,730
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		50,000	53,689
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		305,000	321,077
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		530,000	567,132
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		455,000	412,052
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		75,000	71,523
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		635,000	641,902
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		940,000	947,620
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		285,000	295,558
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		155,000	150,186
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		345,000	333,845
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		135,000	124,053
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		400,000	391,250
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		250,000	250,303
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		890,000	913,245
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		260,000	284,884
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	73,074
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		320,000	316,319
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		251,000	251,259
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		230,000	229,573
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		510,000	477,268
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		555,000	582,300
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		505,000	522,322
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		145,000	144,871
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		90,000	90,090
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		355,000	356,521
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		85,000	78,247
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		740,000	718,713
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		240,000	227,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		190,000	182,400
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		95,000	97,509
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		158,625	158,807
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		350,000	364,249
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		112,500	117,301
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		300,000	312,666
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		65,000	65,394
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		130,000	117,019
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		315,000	339,489
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		340,000	366,473
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		480,000	495,009
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		170,000	173,432
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		335,000	348,258
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		50,000	48,939
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		175,000	178,281
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		90,000	90,563

			15,298,281
Publishing (0.9%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		455,000	428,591
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		335,000	314,873
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		620,000	566,960

			1,310,424
Retail (1.6%)
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		210,000	212,102
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		275,000	285,000
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		275,000	280,912
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		240,000	219,413
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		445,000	443,888
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		150,000	112,535
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		370,000	360,211
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		155,000	165,294
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		425,000	347,438

			2,426,793
Technology (5.2%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		220,000	199,100
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		165,000	145,214
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		170,000	142,405
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		200,000	204,161
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		495,000	472,725
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		820,000	778,148
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		140,000	128,100
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		151,000	131,325
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		385,000	341,444
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		190,000	195,213
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		150,000	151,875
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		875,000	820,444
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		525,000	486,913
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		80,000	73,501
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		380,000	394,250
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		635,000	540,544
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		80,000	91,144
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		140,000	117,795
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		565,000	510,619
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		390,000	340,466
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		335,000	301,307
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		465,000	473,708
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		770,000	693,134

			7,733,535
Textiles (0.9%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		295,000	302,375
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		485,000	435,894
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		645,000	565,855

			1,304,124
Tire and rubber (0.4%)
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		730,000	666,699

			666,699
Transportation (1.0%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		325,000	319,460
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		243,750	242,090
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		130,000	120,900
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		130,000	125,676
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		720,000	711,657

			1,519,783
Utilities and power (2.0%)
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		310,000	284,362
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	220,500
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		630,000	588,358
NRG Energy, Inc. 144A company guaranty sr. notes 7.00%, 3/15/33		110,000	117,376
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		285,000	305,722
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		160,000	152,754
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	90,272
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		150,000	153,385
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		205,000	202,980
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		135,000	126,610
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		205,000	218,809
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		485,000	507,931

			2,969,059

Total corporate bonds and notes (cost $125,600,507)			$123,341,520

SENIOR LOANS (7.1%)(a)(c)
	Principal amount	Value
Basic materials (1.2%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.18%, 11/23/27	$330,748	$326,349
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	154,613	145,195
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	487,911	457,416
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.677%, 10/15/28	173,961	174,048
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	133,988	134,322
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	285,930	286,359
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.573%, 4/21/29	149,620	147,965
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/22/28	69,821	69,821

		1,741,475
Capital goods (0.8%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.321%, 10/4/28	372,152	367,887
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.695%, 10/19/28	64,350	64,511
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.941%, 10/19/28	212,809	213,128
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28	103,374	103,159
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30	436,385	437,659

		1,186,344
Communication services (0.4%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.825%, 9/13/29 (Luxembourg)	225,000	221,119
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29	304,640	304,155

		525,274
Consumer cyclicals (1.9%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	324,378	325,222
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 8/21/28	93,433	93,299
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.909%, 12/17/26	214,300	186,211
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.077%, 1/27/29	174,555	174,883
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.075%, 1/27/29	50,000	50,094
Garda World Security Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.583%, 2/1/29	292,003	292,187
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.695%, 5/1/26	205,068	177,897
iHeartCommunications, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 8.445%, 5/1/26	25,000	21,810
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.177%, 12/17/27	174,551	174,137
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	236,849	237,026
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	232,445	208,039
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	358,613	330,167
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	294,127	293,086
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	200,000	4,000
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	184,532	184,384
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	150,000	149,711

		2,902,153
Consumer staples (0.9%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.18%, 11/18/29	230,000	225,904
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 6/30/28	314,213	304,943
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	233,447	233,395
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	315,478	239,252
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.077%, 3/27/28	275,158	276,052

		1,279,546
Energy (0.2%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	366,989	368,039

		368,039
Financials (0.1%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.574%, 6/20/30	200,786	200,822

		200,822
Health care (0.3%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	224,429	221,511
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	209,485	209,935

		431,446
Technology (0.8%)
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.58%, 12/8/28	59,850	60,187
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	371,242	369,279
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.405%, 12/1/27	344,350	345,149
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	140,862	141,859
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.814%, 1/31/31	262,192	263,438

		1,179,912
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	259,722	269,425
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.775%, 6/4/29	185,000	185,463
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	305,000	304,951

		759,839

Total senior loans (cost $10,839,043)		$10,574,850

CONVERTIBLE BONDS AND NOTES (1.6%)(a)
	Principal amount	Value
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	$225,000	$201,938
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	195,000	233,883
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30	265,000	227,249
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	155,000	116,638
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	101,000	148,319
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	278,000	279,251
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	274,000	217,145
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	195,000	247,943
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	280,000	253,575
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	270,000	247,860
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	243,000	270,483

Total convertible bonds and notes (cost $2,445,286)		$2,444,284

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,647	$297,826
Chart Industries, Inc. $3.375 cv. pfd.	5,389	355,997

Total convertible preferred stocks (cost $501,800)		$653,823

COMMON STOCKS (0.3%)(a)
	Shares	Value
GFL Environmental, Inc. (Canada)	4,430	$152,835
Permian Resources Corp.	14,815	261,633

Total common stocks (cost $348,086)		$414,468

SHORT-TERM INVESTMENTS (6.2%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.50%(AFF)	9,239,032	$9,239,032

Total short-term investments (cost $9,239,032)		$9,239,032
TOTAL INVESTMENTS

Total investments (cost $148,973,754)		$146,667,977

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $3,538,111) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Buy	6/20/24	$77,381	$78,039	$(658)
	Goldman Sachs International
		Euro	Sell	6/20/24	94,806	95,442	636
	JPMorgan Chase Bank N.A.
		Euro	Sell	6/20/24	140,044	140,989	945
	Morgan Stanley & Co. International PLC
		Euro	Sell	6/20/24	881,065	887,438	6,373
	State Street Bank and Trust Co.
		British Pound	Sell	6/20/24	265,161	267,834	2,673
		Euro	Sell	6/20/24	1,889,833	1,902,443	12,610
	UBS AG
		Euro	Sell	6/20/24	164,936	165,926	990

	Unrealized appreciation						24,227

	Unrealized (depreciation)						(658)

	Total						$23,569
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 41 Index	B+/P	$(3,340)	$2,734,380	$202,289	12/20/28	500 bp — Quarterly	$203,506

	Total		$(3,340)					$203,506
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,582,132.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$9,365,201	$13,000,382	$13,126,551	$115,843	$9,239,032

	Total Short-term investments	$9,365,201	$13,000,382	$13,126,551	$115,843	$9,239,032
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $212,132 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $658 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$152,835	$—	$—
Energy	261,633	—	—

Total common stocks	414,468	—	—
Convertible bonds and notes	—	2,444,284	—
Convertible preferred stocks	653,823	—	—
Corporate bonds and notes	—	123,341,520	—
Senior loans	—	10,574,850	—
Short-term investments	—	9,239,032	—

Totals by level	$1,068,291	$145,599,686	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$23,569	$—
Credit default contracts	—	206,846	—

Totals by level	$—	$230,415	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$3,500,000
Centrally cleared credit default contracts (notional)	$2,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com